2. ABILITY TO CONTINUE AS A GOING CONCERN	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
ABILITY TO CONTINUE AS A GOING CONCERN

NOTE 2.     ABILITY TO CONTINUE AS A GOING CONCERN

As shown in the accompanying financial statements, the Company has not realized any revenue from its present operations. During the year ended December 31, 2018, the Company incurred a net income of $14,012, primarily due to a gain in the fair value of derivatives, had cash flows from operations of $48,422 and is expected to incur negative operating cash flows in the foreseeable future. The Company has an accumulated deficit of $23,231,764 at December 31, 2018. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis, which contemplates realization of assets and liquidation of liabilities in the ordinary course of business.

The Company's ability to continue as a going concern is dependent on its ability to develop its oil and gas properties and ultimately achieve profitable operations, and to generate sufficient cash flow from financing and operations to meet its obligations as they become payable. The Company expects that it will need approximately $525,000 to fund its operations during the next twelve months, which will include minimum annual property lease payments, expected exploration expenditures for permitting and drilling, as well as operating expenses. Management has plans to seek additional capital through a private placement of its common stock. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able obtain sufficient capital to continue operations in the next 12 months. Accordingly, no adjustment relating to the recoverability and classification of recorded asset amounts and the classification of liabilities has been made to the accompanying financial statements in anticipation of the Company not being able to continue as a going concern.